Trade payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade payables and accrued liabilities
Trade payables	$ 1,249,861	$ 1,001,773
Due to related parties (Note 19)	743,100	280,432
Accrued liabilities	4,817,820	2,179,134
Trade payables and accrued liabilities	$ 6,810,781	$ 3,461,339